                              AIM INVESTMENT FUNDS

                                 AIM CHINA FUND
                          AIM ENHANCED SHORT BOND FUND
                           AIM INTERNATIONAL BOND FUND
                                 AIM JAPAN FUND

                        Supplement dated August 1, 2006
        to the Statement of Additional Information dated March 31, 2006, as supplemented June 27, 2006 and June 30, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND       TRUSTEE      PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(s)
POSITION(s) HELD WITH THE TRUST   AND/OR                                                          HELD BY TRUSTEE
                                  OFFICER
                                   SINCE
-------------------------------   -------   -------------------------------------------------   --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         2003    Director and Chairman, A I M Management Group Inc.          None"
Trustee and Vice Chair                      (financial services holding company); Director and
                                            Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                            -- AIM Division (parent of AIM and a global
                                            investment management firm); and Trustee and Vice
                                            Chair of The AIM Family of Funds--Registered
                                            Trademark--

                                            Formerly: President and Chief Executive Officer,
                                            A I M Management Group Inc.; Director, Chairman and
                                            President, A I M Advisors, Inc. (registered
                                            investment advisor); Director and Chairman, A I M
                                            Capital Management, Inc. (registered investment
                                            advisor), A I M Distributors, Inc. (registered
                                            broker dealer), AIM Investment Services, Inc.
                                            (registered transfer agent), and Fund Management
                                            Company (registered broker dealer); Chief Executive
                                            Officer, AMVESCAP PLC -- Managed Products; and
                                            President and Principal Executive Officer of The
                                            AIM Family of Funds--Registered Trademark--

---------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) - 1954          2006    Director, Chief Executive Officer and President,            None"
President and Principal                     A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                           Inc., AIM Funds Management Inc. and 1371 Preferred
                                            Director and President, A I M Advisors, Inc.,
                                            INVESCO Funds Group, Inc. and AIM GP Canada Inc.;
                                            Director, A I M Capital Management, Inc. and A I M
                                            Distributors, Inc.; Director and Chairman, AIM
                                            Investment Services, Inc., Fund Management Company
                                            and INVESCO Distributors, Inc.; Director, President
                                            and Chairman, AVZ Callco Inc., AMVESCAP Inc. and
                                            AIM Canada Holdings Inc.; Director and Chief
                                            Executive Officer, AIM Trimark Global Fund Inc. and
                                            AIM Trimark Canada Fund Inc.; and President and
                                            Principal Executive Officer of The AIM Family of
                                            Funds--Registered Trademark--

                                            Formerly: Chairman, AIM Canada Holdings, Inc.;
                                            Executive Vice President and Chief Operations
                                            Officer, AIM Funds Management Inc.; President, AIM
                                            Trimark Global Fund Inc. and AIM Trimark Canada
                                            Fund Inc.; and Director, Trimark Trust


----------------

(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                              AIM INVESTMENT FUNDS

                                RETAIL CLASSES OF

                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND


                         Supplement dated August 1, 2006
       to the Statement of Additional Information dated February 28, 2006, as supplemented March 24, 2006, March 31, 2006 and June 30, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

 "NAME, YEAR OF BIRTH AND        TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                 OTHER
 POSITION(S) HELD WITH THE       AND/OR                                                               TRUSTEESHIP(S) HELD
         TRUST                   OFFICER                                                                  BY TRUSTEE
                                  SINCE
--------------------------       -------        ---------------------------------------------         -------------------

INTERESTED PERSONS
Robert H. Graham(1) -- 1946       1998           Director and Chairman, A I M Management              None"
Trustee and Vice Chair                           Group Inc. (financial services holding
                                                 company); Director and Vice Chairman,
                                                 AMVESCAP PLC; Chairman, AMVESCAP PLC --
                                                 AIM Division (parent of AIM and a global
                                                 investment management firm); and Trustee
                                                 and Vice Chair of The AIM Family of
                                                 Funds--Registered Trademark--

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor), A I M Distributors,
                                                 Inc. (registered broker dealer), AIM
                                                 Investment Services, Inc. (registered
                                                 transfer agent), and Fund Management
                                                 Company (registered broker dealer);
                                                 Chief Executive Officer, AMVESCAP PLC --
                                                 Managed Products; and President and
                                                 Principal Executive Officer of The AIM
                                                 Family of Funds--Registered Trademark--

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.


                                       1
p

"OTHER OFFICERS
Philip A. Taylor(2) -- 1954       2006           Director, Chief Executive Officer and                None"
President and Principal                          President, A I M Management Group Inc.,
Executive Officer                                AIM Mutual Fund Dealer Inc., AIM Funds
                                                 Management Inc. and 1371 Preferred Inc.;
                                                 Director and President, A I M Advisors,
                                                 Inc., INVESCO Funds Group, Inc. and AIM
                                                 GP Canada Inc.; Director, A I M Capital
                                                 Management, Inc. and A I M Distributors,
                                                 Inc.; Director and Chairman, AIM
                                                 Investment Services, Inc., Fund
                                                 Management Company and INVESCO
                                                 Distributors, Inc.; Director, President
                                                 and Chairman, AVZ Callco Inc., AMVESCAP
                                                 Inc. and AIM Canada Holdings Inc.;
                                                 Director and Chief Executive Officer,
                                                 AIM Trimark Global Fund Inc. and AIM
                                                 Trimark Canada Fund Inc.; and President
                                                 and Principal Executive Officer of The
                                                 AIM Family of Funds--Registered
                                                 Trademark--

                                                 Formerly: Chairman, AIM Canada Holdings,
                                                 Inc.; Executive Vice President and Chief
                                                 Operations Officer, AIM Funds Management
                                                 Inc.; President, AIM Trimark Global Fund
                                                 Inc. and AIM Trimark Canada Fund Inc.;
                                                 and Director, Trimark Trust




----------
(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                              AIM INVESTMENT FUNDS

                            INSTITUTIONAL CLASSES OF

                           AIM DEVELOPING MARKETS FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND


                        Supplement dated August 1, 2006
       to the Statement of Additional Information dated February 28, 2006, as supplemented March 24, 2006 and March 31, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

 "NAME, YEAR OF BIRTH AND        TRUSTEE         PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS                 OTHER
 POSITION(s) HELD WITH THE       AND/OR                                                               TRUSTEESHIP(s) HELD
         TRUST                   OFFICER                                                                  BY TRUSTEE
                                  SINCE

INTERESTED PERSONS
Robert H. Graham(1) -- 1946       1998           Director and Chairman, A I M Management              None"
Trustee and Vice Chair                           Group Inc. (financial services holding
                                                 company); Director and Vice Chairman,
                                                 AMVESCAP PLC; Chairman, AMVESCAP PLC --
                                                 AIM Division (parent of AIM and a global
                                                 investment management firm); and Trustee
                                                 and Vice Chair of The AIM Family of
                                                 Funds--Registered Trademark--

                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); Director and Chairman, A I M
                                                 Capital Management, Inc. (registered
                                                 investment advisor), A I M Distributors,
                                                 Inc. (registered broker dealer), AIM
                                                 Investment Services, Inc. (registered
                                                 transfer agent), and Fund Management
                                                 Company (registered broker dealer);
                                                 Chief Executive Officer, AMVESCAP PLC --
                                                 Managed Products; and President and
                                                 Principal Executive Officer of The AIM
                                                 Family of Funds--Registered Trademark--

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS
Philip A. Taylor(2) -- 1954         2006         Director, Chief Executive Officer and      None"
President and Principal                          President, A I M Management Group Inc.,
Executive Officer                                AIM Mutual Fund Dealer Inc., AIM Funds
                                                 Management Inc. and 1371 Preferred Inc.;
                                                 Director and President, A I M Advisors,
                                                 Inc., INVESCO Funds Group, Inc. and AIM
                                                 GP Canada Inc.; Director, A I M Capital
                                                 Management, Inc. and A I M Distributors,
                                                 Inc.; Director and Chairman, AIM
                                                 Investment Services, Inc., Fund
                                                 Management Company and INVESCO
                                                 Distributors, Inc.; Director, President
                                                 and Chairman, AVZ Callco Inc., AMVESCAP
                                                 Inc. and AIM Canada Holdings Inc.;
                                                 Director and Chief Executive Officer,
                                                 AIM Trimark Global Fund Inc. and AIM
                                                 Trimark Canada Fund Inc.; and President
                                                 and Principal Executive Officer of The
                                                 AIM Family of Funds--Registered
                                                 Trademark--

                                                 Formerly: Chairman, AIM Canada Holdings,
                                                 Inc.; Executive Vice President and Chief
                                                 Operations Officer, AIM Funds Management
                                                 Inc.; President, AIM Trimark Global Fund
                                                 Inc. and AIM Trimark Canada Fund Inc.;
                                                 and Director, Trimark Trust

----------
(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.


                                       2